Common Shares - Share Capital (Details) - $ / shares	Jun. 30, 2023	Feb. 24, 2023	Feb. 23, 2023	Jan. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Equity [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Authorized share capital
Authorized shares (in shares)	315,000,000				255,000,000
Issued and outstanding share capital
Common stock, shares issued (in shares)	254,263,598				229,263,598	152,901,508
Treasury shares (in shares)	9,160,866				315,511
Outstanding (in shares)	245,102,732				228,948,087